Stockholders' equity / Capital stock - Summary of Share Split of Common Shares (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of classes of share capital [line items]
Number of shares	112,200,752	84,150,261
Total value	$ 8,283,347	$ 471,282	$ 471,282
Previously Stated
Disclosure of classes of share capital [line items]
Number of shares		28,050,087	28,050,087	28,050,087
Total value		$ 471,282	$ 471,282	$ 471,282
Class A
Disclosure of classes of share capital [line items]
Number of shares	38,709,677	12,000,000
Total value	$ 7,812,065	$ 0
Class A | Previously Stated
Disclosure of classes of share capital [line items]
Number of shares		4,000,000
Class B
Disclosure of classes of share capital [line items]
Number of shares	5,200,000	33,075,000
Total value	$ 19,569	$ 124,470
Class B | Previously Stated
Disclosure of classes of share capital [line items]
Number of shares		11,025,000
Total value		$ 124,470
Class C
Disclosure of classes of share capital [line items]
Number of shares	68,291,075	0
Total value	$ 451,713
Class D
Disclosure of classes of share capital [line items]
Number of shares	0	25,714,284
Total value	$ 0	$ 163,904
Class D | Previously Stated
Disclosure of classes of share capital [line items]
Number of shares		8,571,428
Total value		$ 163,904
Class E
Disclosure of classes of share capital [line items]
Number of shares	0	13,360,977
Total value	$ 0	$ 182,908
Class E | Previously Stated
Disclosure of classes of share capital [line items]
Number of shares		4,453,659
Total value		$ 182,908